DISPOSITION OF BUSINESSES Disposition of Businesses - Additional Information (Details) - USD ($) $ in Millions			3 Months Ended		6 Months Ended
	Jun. 07, 2021	May 12, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of subsidiaries [line items]
Proceeds From Partial Disposition Of Subsidiaries To Non-Controlling Interest, Net Of Taxes			$ 0	$ 0	$ 0	$ 168
U.K. regulated distribution business
Disclosure of subsidiaries [line items]
Gain (Loss) on Disposition of Business		$ 195
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity		142
Reclassification adjustments on exchange differences on translation, net of tax		12
Proceeds from Disposition of Subsidiary		340
U.K. regulated distribution business | Consortium
Disclosure of subsidiaries [line items]
Gain (Loss) on Disposition of Business		155
Proceeds from Disposition of Subsidiary		$ 820
Canadian district energy operations
Disclosure of subsidiaries [line items]
Gain (Loss) on Disposition of Business	$ 295
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity	124
Reclassification adjustments on exchange differences on translation, net of tax	$ 9
Disposal of ownership interest, percentage	25.00%
Proceeds from Disposition of Subsidiary	$ 450
Canadian district energy operations | Consortium
Disclosure of subsidiaries [line items]
Gain (Loss) on Disposition of Business	1,170
Proceeds from Disposition of Subsidiary	$ 1,770